Results from financial transactions	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Results from financial transactions
10 Results from financial transactions

Results from financial transactions comprise:	2019	2018	2017
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives	279	(79)	232
Realized gains and (losses) on financial investments	399	(92)	431
Gains and (losses) on investments in real estate	317	261	193
Net fair value change of derivatives	1,130	(545)	(1,159)
Net fair value change on account of policyholder financial assets at fair value through profit or loss	33,188	(11,326)	20,524
Net fair value change on investments in real estate for account of policyholders	(18)	5	38
Net foreign currency gains and (losses)	77	44	(20)
Net fair value change on borrowings and other financial liabilities	15	29	10
Realized gains and (losses) on repurchased debt	-	1	1
Total	35,386	(11,701)	20,250

Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives comprise:	2019	2018	2017
Shares	99	69	25
Debt securities and money market investments	85	(143)	127

Other	95	(5)	80
Total	279	(79)	232

Other mainly includes net fair value changes of limited partnerships such as hedge and private equity funds.

Realized gains and losses on financial investments comprise:	2019	2018	2017
Shares	11	25	165
Debt securities and money market investments	372	(147)	242
Loans	32	16	20

Other	(16)	14	3
Total	399	(92)	431

Realized gains and losses on financial investments comprise:	2019	2018	2017
Available-for-sale investments	368	(108)	411
Loans	32	16	20
Total	399	(92)	431

Net fair value change of derivatives comprise:	2019	2018	2017
Net fair value change on economic hedges where no hedge accounting is applied	2,281	272	70
Net fair value change on bifurcated embedded derivatives	(1,153)	(824)	(1,231)
Ineffective portion of hedge transactions to which hedge accounting is applied	1	7	2
Total	1,130	(545)	(1,159)

The ineffective portion of hedge transactions to which hedge accounting is applied comprises:	2019	2018	2017
Fair value change on hedging instruments in a fair value hedge	(1)	13	(12)
Fair value change on hedged items in a fair value hedge	2	(8)	15

Ineffectiveness fair value hedge	1	5	3
Ineffectiveness cash flow hedges	-	2	-
Total	1	7	2

Net fair value change on for account of policyholder financial assets at fair value through profit or loss comprise:	2019	2018 1)	2017 1)
Shares	4,591	(2,318)	2,372
Debt securities and money market investments	863	(421)	166
Unconsolidated investment funds	26,450	(8,158)	17,720
Derivatives	1,284	(429)	265
Total	33,188	(11,326)	20,524

1 Numbers in previous years recorded as “Other” are now recorded in the line “Derivatives”.

Net fair value change on for account of policyholder financial assets at fair value through profit or loss increased in 2019 compared to 2018, mainly from favorable equity markets and decreasing interest rates. Net fair value changes on for account of policyholder financial assets at fair value through profit or loss are offset by changes in technical provisions reported as part of the lines Change in valuation of liabilities for insurance contracts and Change in valuation of liabilities for investment contracts in note 12 Policyholder claims and benefits.

Net fair value change on borrowings and other financial liabilities	2019	2018	2017
Borrowings	8	23	10
Other financial liabilities	7	6	-
Total	15	29	10

Aegon N.V [member]
Statement [LineItems]
Results from financial transactions
4 Results from financial transactions

	2019	2018
Results from financial transactions comprise:
Net fair value change of derivatives	(22)	(8)
Net foreign currency gains and (losses)	3	3
Net fair value change on borrowings and other financial liabilities	4	4
Total	(15)	(1)
Net fair value change of derivatives mostly comprises of Fair value changes on derivatives that are designated as economic hedges for which no hedge accounting is applied.